INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE H — INTANGIBLE ASSETS

The following table summarizes intangible assets included on the consolidated balance sheet:

	June 30, 2024
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(447,838)	$812,025
Developed technology	17,645,683	(591,391)	17,054,292
Total	$18,905,546	$(1,039,229)	$17,866,317

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147
Indefinite-lived intangible assets:
In-process research and development	17,000,000	—	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

Total amortization expense was $626,452 and $182,076 for the three months ended June 30, 2024 and 2023, respectively. Total amortization expense was $661,513 and $201,308 for the six months ended June 30, 2024 and 2023, respectively.

Future amortization of intangible assets are estimated to be as follows:

Years Ending December 31:
2024 (remaining 6 months)	$1,844,293
2025	3,688,589
2026	3,688,589
2027	3,656,574
2028	3,640,566
Thereafter	1,347,706
$17,866,317

NOTE F – INTANGIBLE ASSETS

The following table summarizes intangible assets with a finite useful life included on the consolidated balance sheet as of December 31, 2023 and 2022:

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147

Indefinite-lived intangible assets:
In-process research and development	17,000,000	-	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

	December 31, 2022
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$880,000	$(279,683)	$600,317
Total	$880,000	$(279,683)	$600,317

Total amortization expenses were $98,033 and $76,928 for the years ended December 31, 2023 and 2022, respectively.

Future amortization of intangible assets, net are estimated to be as follows:

Years Ending December 31:
2024	140,243
2025	140,243
2026	140,243
2027	140,243
2028	140,243
Thereafter	180,932
$882,147